Note 9 - Derivatives - Note Conversion Feature (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Fair value at December 31, 2013	$658,453
Decrease in value	(263,050)
Addition	400,949
Reclassification from liability to equity as a result of note conversions	(390,305)
Fair value at September 30, 2014	$406,047

Fair value at December 31, 2011	$442,311
Decrease in value	(131,397)
Addition	952,214
Reclassification from liability to equity as a result of note conversions and repayment	(898,326)
Fair value at December 31, 2012	364,802
Decrease in value	(304,994)
Addition	674,167
Reclassification from liability to equity as a result of note conversions and repayment	(75,522)
Fair value at December 31, 2013	$658,453

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	September 30, 2014			December 31, 2013
Risk free interest rate		0.11%			0.13%
Expected life (years)	0.01	to	0.58	0.07	to	0.7
Dividend yield		0%			0%
Volatility	290%	to	309%	256%	to	394%
	Various issuance dates during the
	September 30, 2014			December 31, 2013
Risk free interest rate	0.09	to	0.13%	0.10	to	0.15%
Expected life (years)	0.45	to	0.77	0.50	to	0.99
Dividend yield		0%			0%
Volatility	251%	to	280%	213%	to	293%

	December 31,
	2013			2012
Risk free interest rate		0.13%		0.11%	to	0.16%
Expected life (years)	0.07	to	0.7	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	256%	to	394%	130%	to	219%
	Variant issuance date during years ended December 31,
	2013			2012
Risk free interest rate	0.10	to	0.15%	0.10	to	0.12%
Expected life (years)	0.50	to	0.99	0.23	to	2.1
Dividend Yield		0%			0%
Volatility	213%	to	293%	130%	to	156%